NATIONWIDE VARIABLE INSURANCE TRUST

NVIT J.P. Morgan Large Cap Growth Fund

NVIT Allspring Discovery Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Fidelity Institutional AM® Emerging Markets Fund (formerly, NVIT Emerging Markets Fund)

NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT Invesco Small Cap Growth Fund

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Equity and Options Total Return Fund (formerly, NVIT AQR Large Cap Defensive Style Fund)

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund)

NVIT Loomis Short Term Bond Fund

NVIT Loomis Short Term High Yield Fund (formerly, NVIT Federated High Income Bond Fund)

NVIT Mid Cap Index Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT Putnam International Value Fund (formerly, NVIT Columbia Overseas Value Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

NVIT Strategic Income Fund (formerly, NVIT Amundi Multi Sector Bond Fund)

NVIT Victory Mid Cap Value Fund

Supplement dated December 18, 2025

to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Small Cap Value Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 10, 2025, the Board approved the termination of WCM Investment Management, LLC (“WCM”) as a subadviser to the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), effective on or about March 2, 2026 (the “Effective Date”). Accordingly, all references to, and information regarding, WCM are deleted in their entirety. Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Small Cap Value Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	All references to, and information regarding, Jonathon Detter, CFA, Anthony Glickhouse, CFA and Patrick McGee, CFA are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE